UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2007

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                    COMPANY FUND
                                                                OCTOBER 31, 2006
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 89.9%
--------------------------------------------------------------------------------
                                                     SHARES           VALUE
                                                   ---------      ------------
CONSUMER DISCRETIONARY -- 12.6%
    Aftermarket Technology*                           25,300      $   475,387
    Bright Horizons Family Solutions*                 20,500          787,610
    Corinthian Colleges*                              76,500          937,125
    Harte-Hanks                                       50,700        1,280,175
    Laureate Education*                               25,300        1,333,816
    Lee Enterprises                                   25,200          718,956
    Matthews International, Cl A                      20,100          772,242
    Regis                                             31,000        1,164,050
    Stewart Enterprises, Cl A                        125,000          772,500
    Universal Technical Institute*                    60,000        1,198,800
                                                                  ------------
                                                                    9,440,661
                                                                  ------------
CONSUMER STAPLES -- 9.9%
    Central Garden and Pet*                           23,200        1,159,304
    Chattem*                                          24,000        1,018,080
    Church & Dwight                                   23,400          949,338
    Hain Celestial Group*                             20,500          578,715
    Lancaster Colony                                  31,000        1,257,050
    Tootsie Roll Industries                           34,900        1,109,122
    WD-40                                             38,500        1,308,615
                                                                  ------------
                                                                    7,380,224
                                                                  ------------
ENERGY -- 1.3%
    Comstock Resources*                                7,800          217,620
    Helix Energy Solutions*                           13,000          419,900
    PetroHawk Energy*                                 25,300          286,649
                                                                  ------------
                                                                      924,169
                                                                  ------------
FINANCIALS -- 14.4%
    Alleghany*                                         6,100        1,865,075
    Boston Private Financial Holdings                 30,800          851,312
    Cathay General Bancorp                            16,000          551,200
    CVB Financial                                     25,000          363,250
    East West Bancorp                                 12,500          456,375
    First Midwest Bancorp                             19,100          726,373
    Frontier Financial                                13,000          377,130
    Glacier Bancorp                                   11,600          405,072
    Hanmi Financial                                   25,300          540,661
    Independent Bank                                  13,000          435,370
    Interactive Data                                  28,100          641,804
    National Financial Partners                       12,700          500,380
    Navigators Group*                                 16,000          753,120
    Philadelphia Consolidated Holding*                13,100          512,472
    Prosperity Bancshares                             13,200          457,908
    RLI                                               12,000          650,520
    Sterling Bancshares                               12,900          236,199
    Waddell & Reed Financial, Cl A                    17,800          453,900
                                                                  ------------
                                                                   10,778,121
                                                                  ------------
HEALTH CARE -- 14.8%
    American Medical Systems Holdings*                76,000        1,353,560
    Arrow International                               17,000          607,750
    ArthroCare*                                       26,000        1,050,660

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                    COMPANY FUND
                                                                OCTOBER 31, 2006
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                     SHARES           VALUE
                                                   ---------      ------------
HEALTH CARE -- CONTINUED
    Bio-Rad Laboratories, Cl A*                       14,500      $ 1,064,590
    Cooper                                            19,500        1,123,785
    Gen-Probe*                                        12,600          603,162
    Greatbatch*                                       36,400          818,636
    Integra LifeSciences Holdings*                    12,500          461,625
    Kyphon*                                           13,100          517,450
    Respironics*                                      25,300          893,596
    SonoSite*                                         15,900          453,150
    Symmetry Medical*                                 35,800          558,480
    Ventana Medical Systems*                          15,400          622,006
    Wright Medical Group*                             39,000          963,690
                                                                  ------------
                                                                   11,092,140
                                                                  ------------
INDUSTRIALS -- 20.0%
    ABM Industries                                    95,000        1,886,700
    Actuant, Cl A                                     10,100          518,534
    Brady, Cl A                                       12,500          462,500
    CLARCOR                                           29,000          944,820
    CRA International*                                19,000          965,770
    Esterline Technologies*                           23,900          901,030
    First Advantage, Cl A*                            52,000        1,082,120
    G&K Services, Cl A                                30,800        1,173,788
    IDEX                                              35,400        1,660,260
    Kennametal                                        12,500          771,375
    Moog, Cl A*                                       25,200          939,960
    Navigant Consulting*                              50,700          902,967
    Schawk                                            60,000        1,131,000
    Simpson Manufacturing                             15,500          440,045
    UTi Worldwide                                     25,200          651,420
    Waste Connections*                                12,700          516,763
                                                                  ------------
                                                                   14,949,052
                                                                  ------------
INFORMATION TECHNOLOGY -- 14.4%
    CACI International, Cl A*                         20,600        1,185,324
    eCollege.com*                                     17,800          307,940
    eFunds*                                           50,700        1,257,360
    Euronet Worldwide*                                50,700        1,506,804
    FactSet Research Systems                          15,500          788,950
    Kronos*                                           24,000          813,600
    Mettler-Toledo International*                     17,200        1,180,780
    Perot Systems, Cl A*                              51,300          756,675
    RightNow Technologies*                            44,700          738,444
    SI International*                                 16,200          537,192
    TALX                                              28,900          702,848
    WebEx Communications*                             26,000          999,700
                                                                  ------------
                                                                   10,775,617
                                                                  ------------
MATERIALS -- 2.5%
    AptarGroup                                        34,000        1,866,940
                                                                  ------------

    TOTAL COMMON STOCK
        (Cost $63,459,678)                                         67,206,924
                                                                  ------------

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                    COMPANY FUND
                                                                OCTOBER 31, 2006
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 10.3%
--------------------------------------------------------------------------------
                                                 FACE AMOUNT          VALUE
                                                 -----------      ------------
    Morgan Stanley,
       5.000%, dated 10/31/06, to
       be repurchased on 11/01/06,
       repurchase price $7,741,458
       (collateralized by a U.S.
       Treasury Bond, par value
       $6,876,472, 12.000%, 08/15/13,
       total market value $7,895,281)
       (Cost $7,740,383)                          $7,740,383      $ 7,740,383
                                                                  ------------

    TOTAL INVESTMENTS -- 100.2%
        (Cost $71,200,061)+                                       $74,947,307
                                                                  ============

         PERCENTAGES ARE BASED ON NET ASSETS OF $74,791,197.

       * NON-INCOME PRODUCING SECURITY
      CL -- CLASS

       + AT OCTOBER 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
         $71,200,061, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,354,569 AND ($1,607,323), RESPECTIVELY.

         FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                                                                 CIP-QH-001-0400

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                              The Advisors' Inner Cirlce Fund II


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------------
                                          James F. Volk
                                          President
Date: December 15, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------------
                                          James F. Volk
                                          President
Date: December 15, 2006


By (Signature and Title)*                 /s/ Michael Lawson
                                          -----------------------
                                          Michael Lawson
                                          Controller and Chief Financial Officer

Date: December 15, 2006


* Print the name and title of each signing officer under his or her signature.